Inventories, Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventories	$ 5,440	$ 6,208
Advances for working capital purposes	5,350	7,250
Insurance claims	3,384	4,785
Voyage charters deferred contract costs and other	969	791
Total inventories, prepaid expenses and other current assets	$ 15,143	$ 19,034